Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 5,461
2018	7,282
2019	6,019
2020	43
2021	2,221
Thereafter	12,297
Total	33,323	$ 32,078
Parent Company [Member]
Debt Instrument [Line Items]
2017	1,250
2018	1,498
2019	1,503
2021	2,195
Thereafter	6,599
Total	$ 13,045	$ 11,453